Supplement dated March 1, 2013 to Prospectus dated March 1, 2013

On February 19, 2013, KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor. KeyCorp expects that the sale, which is subject to customary closing conditions, will be consummated in the third quarter of 2013. The Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds, provides that the Agreement will automatically terminate upon the change of control of the Adviser.

On February 20, 2013, the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Funds (the "Independent Trustees"), approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of its Funds, subject to approval by shareholders of each Fund, voting individually. The Board of Trustees has called a special meeting of shareholders to vote on this proposal and other related issues. The change of control of the Distributor will also result in the automatic termination of the Distribution Agreement.

On February 20, 2013, the Board of Trustees, including a majority of the Independent Trustees, approved a new Distribution Agreement, to take effect upon the sale of the Distributor. The Trust will file with the SEC materials describing the nature of the transaction and the actions taken by the Board of Trustees. You will receive a copy of these materials and you will be asked to consider and vote for the proposed Investment Advisory Agreement (unless you are a shareholder of the Victory Core Bond Index Fund).

On February 20, 2013, the Board of Trustees of The Victory Portfolios (the "Trust") voted unanimously to close and liquidate the Victory Core Bond Index Fund (the "Fund"), a series of the Trust. Trading of the Fund will be halted and shares of the Fund will no longer be available for investment as of April 19, 2013, and the liquidation will be carried out on or about April 26, 2013 (the "Liquidation Date").

Throughout the period beginning April 19, 2013 through the Liquidation Date, you may continue to redeem your Fund shares. During the liquidation period, the Fund will hold cash and securities that may not be consistent with the investment objective, policies and limitations of the Fund.

On the Liquidation Date, the Fund will automatically redeem all remaining shares at the Fund's current net asset value per share on that day, which will include any dividends and distributions calculated as of that day, and will pay redemption proceeds via check mailed to the registered account address or by wire transfer. Any Contingent Deferred Sales Charge ("CDSC") on Class A Shares purchased within the 12 months prior to, and still held on, the Liquidation Date, will be waived.

If you hold shares in the Fund through an IRA or other retirement or tax-deferred account, you must transfer your share balance to another tax-deferred account. Failure to do so prior to the Liquidation Date may result in a taxable distribution or penalties.1

If you have any questions regarding the liquidation of the Fund, please call 1-800-539-FUND (1-800-539-3863).

In addition, the following changes to this Prospectus will take effect on April 1, 2013:

1.  The last paragraph on page 5 of the Prospectus is replaced in its entirety with the following:

Christopher K. Dyer is the Head of Mutual Fund Administration of the Adviser and is the Lead Portfolio Manager of the Fund. He has been a Portfolio Manager of the Fund since 2013.

2.  The first two paragraphs following the "Portfolio Management" heading in the second column on page 23 of the Prospectus are replaced in their entirety with the following:

Christopher K. Dyer is the Lead Portfolio Manager of the Core Bond Index Fund. Mr. Dyer is the Head of Mutual Fund Administration of the Adviser and has been associated with the Adviser since 2006.

1 If you are currently invested in the Fund through a tax-deferred or retirement account, be aware that if any or all of your shares are redeemed and the proceeds are not reinvested or "rolled over" in accordance with applicable tax rules and solutions available to your tax-deferred account, then the value of such shares are taxable for federal income tax purposes and, if you have not attained age 59 1/2, you could be subject to an early withdrawal penalty. To avoid this outcome and other related tax withholding issues, please contact your tax adviser or your investment professional prior to the liquidation to discuss solutions available to your tax deferred account.

The Fund is distributed by Victory Capital Advisers, Inc. ("VCA"), member FINRA and SIPC. VCA is a wholly owned subsidiary of KeyCorp. Victory Capital Management Inc., an affiliate of VCA, is the investment adviser to the Fund and receives fees from the Fund for its services.

Supplement dated March 1, 2013 to Prospectus dated March 1, 2013

On February 19, 2013, KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor. KeyCorp expects that the sale, which is subject to customary closing conditions, will be consummated in the third quarter of 2013. The Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds, provides that the Agreement will automatically terminate upon the change of control of the Adviser.

On February 20, 2013, the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Funds (the "Independent Trustees"), approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of its Funds, subject to approval by shareholders of each Fund, voting individually. The Board of Trustees has called a special meeting of shareholders to vote on this proposal and other related issues. The change of control of the Distributor will also result in the automatic termination of the Distribution Agreement.

On February 20, 2013, the Board of Trustees, including a majority of the Independent Trustees, approved a new Distribution Agreement, to take effect upon the sale of the Distributor. The Trust will file with the SEC materials describing the nature of the transaction and the actions taken by the Board of Trustees. You will receive a copy of these materials and you will be asked to consider and vote for the proposed Investment Advisory Agreement.

Victory Capital Management Inc., the investment adviser to the Balanced Fund, has determined, with the approval of the Fund's Board of Trustees, that it is in the best interests of the Fund and its shareholders to manage the debt portion of the Fund's portfolio using an active investment strategy. The new strategy is described in this supplement and will take effect on April 1, 2013.

The following changes to this Prospectus will take effect on April 1, 2013:

1.  The third bullet on page 3 of the Prospectus is replaced in its entirety with the following:

•  The Fund will invest at least 25% of its total assets in a portfolio of debt securities and preferred stocks. The debt securities are primarily securities issued by the U.S. government and its agencies or instrumentalities. With respect to such debt securities, under normal circumstances, the Fund will primarily invest in:

°  Mortgage-backed obligations and collateralized mortgage obligations (CMOs) issued by the Government National Mortgage Association (GNMA), with an average effective maturity ranging from 2 to 10 years.

°  Obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities with a dollar-weighted average maturity normally less than five years.

2.  The following sentence is deleted from page 3 of the Prospectus:

With respect to debt securities, the portfolio's securities are weighted to attempt to make the portfolio's total investment characteristics similar to those of the Index.

3.  The following bullet is deleted from page 4 of the Prospectus:

•  The Fund does not track the performance of the Index due to fees, expenses, transaction costs and other factors that do not allow the Fund to match the Index.

4.  The last paragraph on page 6 of the Prospectus is replaced in its entirety with the following:

Heidi L. Adelman is Chief Investment Officer (Mortgage Investments) of the Adviser and is the Lead Portfolio Manager of the fixed income investments for the Fund. She has been a Portfolio Manager of the Fund since 2013.

5.  The following replaces in its entirety the first 5 paragraphs on page 15 of the Prospectus.

In making investment decisions involving Debt Securities:

The Fund invests primarily in securities issued by the U.S. government and its agencies or instrumentalities. Under normal circumstances, the Fund primarily invests in:

•  Mortgage-backed obligations and collateralized mortgage obligations (CMOS) issued by the Government National Mortgage Association (GNMA), with an average effective maturity ranging from 2 to 10 years.

•  Obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities with a dollar-weighted average maturity normally less than five years.

The Fund's average effective maturity is based on the value of a Fund's investments in securities with different maturity dates. This measures the sensitivity of the Fund to changes in interest rates. The value of a long-term debt security is more sensitive to interest rate changes than the value of a short-term security.

There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures.

The Fund may invest in securities issued by certain U.S. government instrumentalities which are supported only by the credit of the federal instrumentality.

6.  The following investment type is added to the "Investments" section in between the "Mortgage-Backed Securities" and "Investment Companies" investment descriptions on page 18 of the Prospectus:

When-Issued and Delayed-Delivery Securities

A security that is purchased for delivery at a later time. The market value may change before the delivery date, and the value is included in the net asset value of a Fund.

7.  In the Principal Risks table found on page 19 of the Prospectus, the "Indexing Risks" line is deleted.

8.  The heading "Indexing Risk" and the following bullet point, on page 22 of the Prospectus, are deleted.

9.  The first three paragraphs following the "Portfolio Management" heading in the second column on page 25 of the Prospectus are replaced in their entirety with the following:

Lawrence G. Babin is the Lead Portfolio Manager of the equity investments and Heidi L. Adelman is the Lead Portfolio Manager of the fixed-income investments of the Balanced Fund.

Mr. Babin is a Chief Investment Officer (Diversified Equity) of the Adviser and has been associated with the Adviser or an affiliate since 1982. Mr. Babin is a CFA charterholder.

Ms. Adelman is a Chief Investment Officer (Mortgage Investments) of the Adviser and has been with the Adviser or an affiliate since 1995.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

The Fund is distributed by Victory Capital Advisers, Inc. ("VCA"), member FINRA and SIPC. VCA is a wholly owned subsidiary of KeyCorp. Victory Capital Management Inc., an affiliate of VCA, is the investment adviser to the Fund and receives fees from the Fund for its services.

Supplement dated March 1, 2013 to Prospectus dated March 1, 2013

On February 19, 2013, KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor. KeyCorp expects that the sale, which is subject to customary closing conditions, will be consummated in the third quarter of 2013. The Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds, provides that the Agreement will automatically terminate upon the change of control of the Adviser.

On February 20, 2013, the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Funds (the "Independent Trustees"), approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of its Funds, subject to approval by shareholders of each Fund, voting individually. The Board of Trustees has called a special meeting of shareholders to vote on this proposal and other related issues. The change of control of the Distributor will also result in the automatic termination of the Distribution Agreement.

On February 20, 2013, the Board of Trustees, including a majority of the Independent Trustees, approved a new Distribution Agreement, to take effect upon the sale of the Distributor. The Trust will file with the SEC materials describing the nature of the transaction and the actions taken by the Board of Trustees. You will receive a copy of these materials and you will be asked to consider and vote for the proposed Investment Advisory Agreement (unless you are a shareholder of the Victory Stock Index Fund).

On February 20, 2013, the Board of Trustees of The Victory Portfolios (the "Trust") voted unanimously to close and liquidate the Victory Stock Index Fund (the "Fund"), a series of the Trust. Trading of the Fund will be halted and shares of the Fund will no longer be available for investment as of April 19, 2013, and the liquidation will be carried out on or about April 26, 2013 (the "Liquidation Date").

Throughout the period beginning April 19, 2013 through the Liquidation Date, you may continue to redeem your Fund shares. During the liquidation period, the Fund will hold cash and securities that may not be consistent with the investment objective, policies and limitations of the Fund.

On the Liquidation Date, the Fund will automatically redeem all remaining shares at the Fund's current net asset value per share on that day, which will include any dividends and distributions calculated as of that day, and will pay redemption proceeds via check mailed to the registered account address or by wire transfer. Any Contingent Deferred Sales Charge ("CDSC") on Class A Shares purchased within the 12 months prior to, and still held on, the Liquidation Date, will be waived.

If you hold shares in the Fund through an IRA or other retirement or tax-deferred account, you must transfer your share balance to another tax-deferred account. Failure to do so prior to the Liquidation Date may result in a taxable distribution or penalties.1

If you have any questions regarding the liquidation of the Fund, please call 1-800-539-FUND (1-800-539-3863).

In addition, the following changes to this Prospectus will take effect on April 1, 2013:

1.  The last paragraph on page 10 of the Prospectus is replaced in its entirety with the following:

Christopher K. Dyer is the Head of Mutual Fund Administration of the Adviser and is the Lead Portfolio Manager of the Fund. He has been a Portfolio Manager of the Fund since 2013.

2.  The third and fourth paragraphs following the "Portfolio Management" heading in the second column on page 50 of the Prospectus are replaced in their entirety with the following:

Christopher K. Dyer is the Lead Portfolio Manager of the Stock Index Fund. Mr. Dyer is the Head of Mutual Fund Administration of the Adviser and has been associated with the Adviser since 2006.

1 If you are currently invested in the Fund through a tax-deferred or retirement account, be aware that if any or all of your shares are redeemed and the proceeds are not reinvested or "rolled over" in accordance with applicable tax rules and solutions available to your tax-deferred account, then the value of such shares are taxable for federal income tax purposes and, if you have not attained age 591/2, you could be subject to an early withdrawal penalty. To avoid this outcome and other related tax withholding issues, please contact your tax adviser or your investment professional prior to the liquidation to discuss solutions available to your tax deferred account.

The Fund is distributed by Victory Capital Advisers, Inc. ("VCA"), member FINRA and SIPC. VCA is a wholly owned subsidiary of KeyCorp. Victory Capital Management Inc., an affiliate of VCA, is the investment adviser to the Fund and receives fees from the Fund for its services.

Supplement dated March 1, 2013 to Prospectus dated March 1, 2013

On February 19, 2013, KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor. KeyCorp expects that the sale, which is subject to customary closing conditions, will be consummated in the third quarter of 2013. The Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds, provides that the Agreement will automatically terminate upon the change of control of the Adviser.

On February 20, 2013, the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Funds (the "Independent Trustees"), approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of its Funds, subject to approval by shareholders of each Fund, voting individually. The Board of Trustees has called a special meeting of shareholders to vote on this proposal and other related issues. The change of control of the Distributor will also result in the automatic termination of the Distribution Agreement.

On February 20, 2013, the Board of Trustees, including a majority of the Independent Trustees, approved a new Distribution Agreement, to take effect upon the sale of the Distributor. The Board of Trustees also approved a new Sub-Advisory Agreement between the Adviser and a subsidiary of KeyBank National Association, with respect to each of the National Municipal Bond Fund and the Ohio Municipal Bond Fund, subject to shareholder approval at the special meeting. The portfolio managers of those Funds will remain the same.

The Trust will file with the SEC materials describing the nature of the transaction and the actions taken by the Board of Trustees. You will receive a copy of these materials and you will be asked to consider and vote for the proposed Investment Advisory Agreement and Sub-Advisory Agreement.

The Fund is distributed by Victory Capital Advisers, Inc. ("VCA"), member FINRA and SIPC. VCA is a wholly owned subsidiary of KeyCorp. Victory Capital Management Inc., an affiliate of VCA, is the investment adviser to the Fund and receives fees from the Fund for its services.

Supplement dated March 1, 2013 to Prospectus dated March 1, 2013

On February 19, 2013, KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor. KeyCorp expects that the sale, which is subject to customary closing conditions, will be consummated in the third quarter of 2013. The Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds, provides that the Agreement will automatically terminate upon the change of control of the Adviser.

On February 20, 2013, the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Funds (the "Independent Trustees"), approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of its Funds, subject to approval by shareholders of each Fund, voting individually. The Board of Trustees has called a special meeting of shareholders to vote on this proposal and other related issues. The change of control of the Distributor will also result in the automatic termination of the Distribution Agreement.

On February 20, 2013, the Board of Trustees, including a majority of the Independent Trustees, approved a new Distribution Agreement, to take effect upon the sale of the Distributor. The Board of Trustees also approved a new Sub-Advisory Agreement between the Adviser and a subsidiary of KeyBank National Association, with respect to each of the National Municipal Bond Fund and the Ohio Municipal Bond Fund, subject to shareholder approval at the special meeting. The portfolio managers of those Funds will remain the same.

The Trust will file with the SEC materials describing the nature of the transaction and the actions taken by the Board of Trustees. You will receive a copy of these materials and you will be asked to consider and vote for the proposed Investment Advisory Agreement.

The Board of Trustees also approved a Plan of Liquidation of the Core Bond Index Fund and the Stock Index Fund, which are expected to cease operations on or about April 26, 2013.

The Fund is distributed by Victory Capital Advisers, Inc. ("VCA"), member FINRA and SIPC. VCA is a wholly owned subsidiary of KeyCorp. Victory Capital Management Inc., an affiliate of VCA, is the investment adviser to the Fund and receives fees from the Fund for its services.

Supplement dated March 1, 2013 to

Statement of Additional Information

dated March 1, 2013

1.              The relevant sections of the chart on pages 70-72 are replaced with the following effective April 1, 2013:

Fund (Portfolio Management Team)	Number of Other Accounts (Total Assets) * as of October 31, 2012	Number of Other Accounts (Total Assets)* Subject to a Performance Fee as of October 31, 2012
Balanced Fund (Lawrence G. Babin and Heidi L. Adelman)
Other Investment Companies	3 ($658.3 million)	None
Other Pooled Investment Vehicles	5 ($3.0 billion)	None
Other Accounts	72 ($2.1 billion)	None
Core Bond Index Fund (Christopher K. Dyer)
Other Investment Companies	None	None
Other Pooled Investment Vehicles	1 ($38.3 million)	None
Other Accounts	7 ($0.2 million)	None
Stock Index Fund (Christopher K. Dyer)
Other Investment Companies	None	None
Other Pooled Investment Vehicles	1 ($34.1 million)	None
Other Accounts	7 ($0.2 million)	None

*                                         Rounded to the nearest tenth of a billion, or million, as relevant.

2.              The following sections on Fund Ownership and Compensation of portfolio managers on pages 73-74 are added with the following effective April 1, 2013:

Fund Ownership

Portfolio Manager	Fund	Dollar Range of Shares Beneficially Owned as of October 31, 2012
Ms. Adelman	Balanced Fund	None
	Fund for Income	$1 to $10,000
Mr. Dyer	Core Bond Index Fund	None
	Stock Index Fund	None

Compensation

The portfolio managers for each of the Funds each receives a base salary plus an annual incentive bonus for managing the Fund (or in the case of Mr. Dyer, for his administrative responsibilities), other investment companies, other pooled investment vehicles and other accounts (including other accounts for which the Adviser receives a performance fee).  A manager’s base salary is dependent on the manager’s level of experience and expertise.  The Adviser monitors each manager’s base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various consultants that specialize in competitive salary information.

A portfolio manager’s annual incentive bonus is based on the manager’s individual and investment performance results (other than with respect to Mr. Dyer whose incentive bonus is based upon his performance of his administrative responsibilities).  The Adviser establishes a “target” incentive for each portfolio manager other than Mr. Dyer based on the manager’s level of experience and expertise in the manager’s investment style.  This target is set at a percentage of base salary, generally ranging from 40% to 150%.  Individual performance is based on balanced scorecard objectives established annually during the first quarter of the fiscal year, and is assigned a 50% weighting.  Individual performance metrics include portfolio structure and positioning as determined by a consultant, research, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to KeyCorp’s corporate philosophy and values, such as leadership, risk management and teamwork.  Investment performance is based on investment performance of each portfolio manager’s portfolio or Fund relative to a selected peer group(s), and is assigned a 50% weighting.  The overall performance results of each Fund and all similarly-managed investment companies, pooled investment vehicles and other accounts are compared to the performance information of a peer group of similarly-managed competitors, as supplied by third party analytical agencies.  The manager’s performance versus the peer group then determines the final incentive amount, which generally ranges from zero to 150% of the “target,” depending on results.  For example, performance in an upper decile may result in an incentive bonus that is 150% of the “target” while below-average performance may result in an incentive bonus as low as zero.  Performance results for a manager are based on the composite performance of all accounts managed by that manager on a combination of one, three and five year rolling performance.  Composite performance is calculated on a pre-tax basis and does not reflect applicable fees.

The Funds’ portfolio managers may participate either in the Adviser’s long-term incentive plan, the results for which are based on the Adviser’s business results (the “Adviser Incentive Plan”), or may receive options on KeyCorp common stock (the “KeyCorp Incentive Plan”).  Eligibility for participation in these incentive programs depends on the manager’s performance and seniority.  The following portfolio managers participate in the Adviser Incentive Plan: Ms. Adelman, Mr. Babin, Ms. Bush, Mr. Conners, Mr. Dahl, Mr. Danes, Mr. Ekizian, Mr. Globits, Mr. Graff, Mr. Janus, Mr. Kaesberg, Mr. Kefer, Mr. Knerr, Mr. Koskuba, Mr. La Jaunie, Mr. Maronak, Mr. Miller, Ms. Rains, Mr. Saeger, Mr. Schmitt and Mr. Toft.

In addition to the compensation described above, each of the Diversified Stock Fund’s portfolio managers (Mr. Babin, Mr. Danes and Ms. Rains), Small Company Opportunity Fund’s portfolio managers (Mr. Miller, Mr. Conners, and Mr. Graff), the Global Equity Fund’s portfolio managers (Mr. Knerr, Mr. Saeger), the International and International Select Funds’ portfolio managers (Mr. Knerr, Mr. La Jaunie) may earn long-term incentive compensation based on a percentage of the incremental, year-over-year growth in revenue to the Adviser attributable to fees paid by all investment companies, other pooled investment vehicles and other accounts that employ strategies similar to those employed by the Diversified Stock, Global Equity, International and International Select Funds.